Summary of Significant Accounting Policies (Details) - Schedule of Condensed consolidated statements of operations and comprehensive loss - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
As Initially Reported [Member]
Condensed Statement of Income Captions [Line Items]
Revenue	$ 687	$ 591	$ 1,086
Cost of sales	687	591	1,086
Gross profit
Selling, general and administrative	4,340	2,343	6,683
Research and development	2,823	1,533	4,548
Total operating expenses	7,163	3,876	11,231
Operating loss	(7,163)	(3,876)	(11,231)
Net loss	(56,571)	(4,172)	(60,935)
Total comprehensive loss	$ (56,573)	$ (4,184)	$ (60,949)
Loss per share – Basic (in Dollars per share)	$ (10.72)	$ (0.86)	$ (12.03)
Loss per share – Diluted (in Dollars per share)	$ (10.72)	$ (0.86)	$ (12.03)
Adjustments [Member]
Condensed Statement of Income Captions [Line Items]
Revenue	$ 158	$ (75)	$ 275
Cost of sales	158	(75)	275
Gross profit
Selling, general and administrative	(80)	(191)	(271)
Research and development	(158)	75	(275)
Total operating expenses	(238)	(116)	(546)
Operating loss	238	116	546
Net loss	238	116	546
Total comprehensive loss	$ 238	$ 116	$ 546
Loss per share – Basic (in Dollars per share)	$ 0.04	$ 0.02	$ 0.11
Loss per share – Diluted (in Dollars per share)	$ 0.04	$ 0.02	$ 0.11
As Revised [Member]
Condensed Statement of Income Captions [Line Items]
Revenue	$ 845	$ 516	$ 1,361
Cost of sales	845	516	1,361
Gross profit
Selling, general and administrative	4,260	2,152	6,412
Research and development	2,665	1,608	4,273
Total operating expenses	6,925	3,760	10,685
Operating loss	(6,925)	(3,760)	(10,685)
Net loss	(56,333)	(4,056)	(60,389)
Total comprehensive loss	$ (56,335)	$ (4,068)	$ (60,403)
Loss per share – Basic (in Dollars per share)	$ (10.68)	$ (0.84)	$ (11.92)
Loss per share – Diluted (in Dollars per share)	$ (10.68)	$ (0.84)	$ (11.92)